Share warrant obligation (Details) - $ / shares	Aug. 27, 2021	Aug. 26, 2021	Dec. 31, 2022
Share warrant obligation
Number of shares entitled per warrant	1
Warrants price	$ 11.50
Number of warrants converted		20,250,000	20,249,993
Public Warrants
Share warrant obligation
Number of warrants converted		13,499,993	13,499,993
Private Warrants [Member]
Share warrant obligation
Number of warrants converted		6,750,000	6,750,000
Kismet Acquisition One Corp
Share warrant obligation
Number of shares entitled per warrant		1
Warrants price		$ 11.50
Number of warrants converted		20,250,000	20,250,000
Kismet Acquisition One Corp | Public Warrants
Share warrant obligation
Number of warrants converted		13,499,993
Kismet Acquisition One Corp | Private Warrants [Member]
Share warrant obligation
Number of warrants converted		6,750,000